Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Registrant Name	dei_EntityRegistrantName	ProFunds
CIK	dei_EntityCentralIndexKey	0001039803
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 26, 2022
Document Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2022
Prospectus Date	rr_ProspectusDate	May 01, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PROFUND VP ASIA 30 | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPASIA
PROFUND VP BANKS | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPBK
PROFUND VP BASIC MATERIALS | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPBM
PROFUND VP BEAR | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPBEAR
PROFUND VP BIOTECHNOLOGY | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPBT
PROFUND VP BULL | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPBULL
PROFUND VP CONSUMER GOODS | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPCG
PROFUND VP CONSUMER SERVICES | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPCS
PROFUND VP DOW 30 | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPDOW
PROFUND VP EMERGING MARKETS | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPEM
PROFUND VP EUROPE 30 | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPEUR
PROFUND VP FALLING US DOLLAR | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPFDLR
PROFUND VP FINANCIALS | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPFN
PROFUND VP HEALTH CARE | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPHC
PROFUND VP INDUSTRIALS | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPIN
PROFUND VP INTERNATIONAL | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPINTL
PROFUND VP INTERNET | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPIT
PROFUND VP JAPAN | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPJPN
PROFUND VP LARGE-CAP GROWTH | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPLCG
PROFUND VP LARGE-CAP VALUE | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPLCV
PROFUND VP MID-CAP | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPMID
PROFUND VP MID-CAP GROWTH | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPMIDG
PROFUND VP MID-CAP VALUE | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPMIDV
PROFUND VP NASDAQ-100 | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPOG
PROFUND VP OIL GAS | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPPH
PROFUND VP PHARMACEUTICALS | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPPM
PROFUND VP PRECIOUS METALS | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPRE
PROFUND VP REAL ESTATE | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPRRO
PROFUND VP RISING RATES OPPORTUNITY | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPSC
PROFUND VP SEMICONDUCTOR | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPSEM
PROFUND VP SHORT DOW 30 | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPSDOW
PROFUND VP SHORT EMERGING MARKETS | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPSINTL
PROFUND VP SHORT INTERNATIONAL | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPSMID
PROFUND VP SHORT MID-CAP | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPSNDX
PROFUND VP SHORT NASDAQ-100 | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPSSML
PROFUND VP SHORT SMALL-CAP | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPSML
PROFUND VP SMALL-CAP | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPSMLG
PROFUND VP SMALL-CAP GROWTH | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPSMLV
PROFUND VP SMALL-CAP VALUE | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPTC
PROFUND VP TECHNOLOGY | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPTL
PROFUND VP TELECOMMUNICATIONS | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPGOV
PROFUND VP ULTRABULL | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPUBLL
PROFUND VP ULTRAMID-CAP | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPUMID
PROFUND VP ULTRANASDAQ-100 | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPUNDX
PROFUND VP ULTRASHORT DOW 30 | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPUSDOW
PROFUND VP ULTRASHORT NASDAQ-100 | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPUSNDX
PROFUND VP ULTRASMALL-CAP | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPUSML
PROFUND VP U.S. GOVERNMENT PLUS | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IXFR
PROFUND VP UTILITIES | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPUT
Government Money Market ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPIXX
Government Money Market ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPSXX